Stockholders' equity (Details 4) (Stock Options [Member])	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%	0.00%
Volatility				74.00%
Risk-free rate	1.25%		1.00%	1.25%
Term - years				2 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	73.00%	68.70%	73.00%
Risk-free rate		1.00%
Term - years	6 months	3 months	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.00%	94.50%	85.00%
Risk-free rate		1.25%
Term - years	2 years 6 months	3 years	3 years